TRADE AND OTHER RECEIVABLES - Movement in the allowance for impairment in respect of trade and other receivables (Details) - Accumulated impairment - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	R (5.0)	R (5.6)
Credit loss allowance/impairments (recognised)/reversed included in operating costs	(0.2)	0.6
Financial assets at end of period	R (5.2)	R (5.0)